Operating Expenses and Cost of Sales - Summary of Operating Expenses and Cost of Sale (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Operating Expenses And Cost Of Sale [abstract]
Cost of sales	R$ 2,375,507	R$ 964,555	R$ 5,254,229	R$ 1,773,727
Selling, marketing and logistics expenses	3,149,807	1,552,309	6,448,997	2,875,375
Administrative, R&D, IT and Project expenses	1,337,544	567,221	2,603,635	1,104,252
Total	R$ 6,862,858	R$ 3,084,085	R$ 14,306,861	R$ 5,753,354